CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[2]	Dec. 31, 2019	[2]
Profit or loss [abstract]
Profit for the year	$ 15,996	$ 37,746	[1]	$ 40,557	[1]
Currency translation differences	(14,802)	14,956		5,141
Fair value remeasurement investments	(2,283)	0		0
Items that may be subsequently reclassified to profit or loss	(17,085)	14,956		5,141
Other comprehensive income (loss), net of tax	(17,085)	14,956		5,141
Total comprehensive income (loss) for the year	$ (1,089)	$ 52,702		$ 45,698

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of other comprehensive income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.